Prepayments and other assets - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total past Due	¥ 14,954	¥ 26,346
Current	63,970	48,440
Total loans	78,924	74,786
Deposits for investments	1,540	3,155
Certain Limited Partnerships
Financing Receivable, Past Due [Line Items]
Deposits for investments	1,540	3,155
1-29 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due		2,109
90-179 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due		5,434
Over 180 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due	¥ 14,954	¥ 18,803